Significant Accounting Estimates and Judgements	12 Months Ended
Dec. 31, 2021
Significant Accounting Estimates and Judgements
Significant Accounting Estimates and Judgements
4.	Significant Accounting Estimates and Judgements

The preparation of financial statements in accordance with U.S. GAAP requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

Significant management judgments and estimates were applied to the following areas:

i.	TOML Acquisition

In March 2020, the Company completed the TOML Acquisition (Note 7) and applied guidance from ASC 805, Business Combinations, to understand the accounting treatment regarding this acquisition and make necessary judgements.

ASC 805 defines a business as consisting of inputs and processes, which when the processes are applied to those inputs, have the ability to contribute to the creation of outputs. The key input acquired in connection with the TOML Acquisition is the TOML Exploration Contract (Note 7) and the related intellectual property. The TOML Exploration Contract is in the development stage and therefore does not produce outputs. ASC 805 requires that where there is no output, there must be both an input and substantive process which must include an organized workforce with the necessary skills, experience, and knowledge to develop and convert the inputs into outputs, for a group of assets to be considered a business. An organized workforce was not included in the TOML Acquisition and therefore the Company’s management deemed that the TOML Acquisition was not a business acquisition and only an acquisition of a group of assets.

The Company’s position is supported by ASC 805’s guidance that if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not considered a business. The value of the TOML Acquisition is considered to be primarily in the TOML Exploration Contract.

Management also determined that other assets acquired (which included other intangible assets such as patents and trademarks) were connected to the TOML Exploration Contract and would not hold value by themselves. The value of the total cost was therefore capitalized and reported as “Exploration contracts” on the Company’s balance sheet.

ii.	Valuation of Share-Based Payments

TMC recognized the cost of share-based awards granted to employees, non-employees and directors based on the estimated grant-date fair value of the awards. Prior to closing of the Business Combination, TMC determined the fair value of stock options using the Black-Scholes option pricing model, which was impacted by the following assumptions:

●	Fair Value of Common Shares on the Date of the Grant — The Company estimated the value of its common shares using the Probability Weighted Expected Return Method (“PWERM”). The Company applied the PWERM by first defining the range of potential future liquidity outcomes, including the share price used for its most recent private placements and the share price used for the Business Combination, then allocating its value based on the probability of that event occurring.
●	Expected Term—TMC used the term of the award when calculating the expected term due to insufficient historical exercise data.
●	Expected Volatility—As TMC’s shares were not actively traded prior to closing of the Business Combination, the volatility is based on a benchmark of comparable companies within the mining industry.
●	Expected Dividend Yield—The dividend rate used is zero as TMC has never paid any cash dividends on common shares and does not anticipate doing so during the expected life of the stock options.
●	Risk-Free Interest Rate—The interest rates used are based on the implied yield available on Canadian Treasury zero-coupon issues with an equivalent remaining term equal to the expected life of the award.

This valuation approach involves the use of estimates, judgments and assumptions that are subjective, such as those regarding the probability of future events. Changes in these estimates and assumptions impact the Company’s valuation as of the valuation date and may have a material impact on the valuation of the Company’s common shares. Changes in these assumptions used to determine the fair value of incentive stock options, including the vesting timeline of granted stock options, could have a material impact on the Company’s loss and comprehensive loss.

Prior to closing of the Business Combination, TMC estimated the fair value of common shares issued for services using the PWERM described above.

iii.Valuation of Warrants Liability

The Company re-measures the fair value of the Private Warrants at the end of each reporting period. The fair value of the Private Warrants was estimated using a Black-Scholes option pricing model whereby the expected volatility was estimated using a binomial model based on consideration of the implied volatility from the Company’s Public Warrants adjusted to account for the call feature of the Public Warrants at prices above $18.00 during 20 trading days within any 30-trading day period.